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                     CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                      CG VARIABLE ANNUITY SEPARATE ACCOUNT II
                FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACTS



                              June 2, 1998 Supplement
                                         to
                               May 1, 1998 Prospectus


Effective with respect to Contracts issued on and after May 1, 1998, the Optional Death Benefit, Option A - Premium Payments Made, Less Partial Withdrawals, will be provided without additional charge.